BUSINESS COMBINATIONS (Details) - USD ($)				1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Apr. 25, 2024	Jul. 13, 2023	Jan. 10, 2023	Aug. 30, 2023	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
Reserve Quantities [Line Items]
Cash paid	$ 2,600,000
Common shares issued, shares		10,151,250		1,022,025			10,151,250	1,022,025
Common shares issuable		$ 2,428,656		$ 270,133
Golden Harvests LLC [Member]
Reserve Quantities [Line Items]
Cash paid, shares
Cash paid					$ 479,000
Cash payable, shares
Cash payable					$ 370,537
Common shares issued, shares					825,000
Common shares issued					$ 122,376
Common shares issuable, shares			200,000		200,000	200,000
Common shares issuable			$ 35,806		$ 35,806	$ 35,806
Total, shares					1,025,000
Total					$ 1,007,719